Net revenues (Details 3) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Net revenues	$ 3,033,990	$ 2,622,110	$ 1,950,929
Net revenues	3,033,990	2,622,110	1,950,929
United States of America, Dollars
IfrsStatementLineItems [Line Items]
Net revenues	2,251,866	1,914,905	1,388,746
Brazil, Brazil Real
IfrsStatementLineItems [Line Items]
Net revenues	$ 782,124	$ 707,205	$ 562,183